Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

9.	INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog*	Customer relationships*	Licenses*	Supplier relationships*	Trade names*	Platform software*	Non-compete agreement*	Favorable contract*	Internal use software	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2012	3,217	—	—	902	35,083	1,308	104,904	14,025	—	—	—	—	159,439
Additions	12,217	121,425	20,000	1,850	13,500	—	1,955	—	8,900	—	—	—	179,847
Amortization expense	(1,907)	(6,119)	(167)	(1,223)	(10,948)	(95)	(13,305)	(1,020)	(593)	—	—	—	(35,377)

Intangible assets, net December 31, 2012	13,527	115,306	19,833	1,529	37,635	1,213	93,554	13,005	8,307	—	—	—	303,909
Additions	13,934	—	—	4,320	27,770	2,160	14,950	—	10,250	1,500	6,500	13,889	95,273
Disposals	(42)	—	—	—	—	—	—	—	—	—	—	—	(42)
Foreign currency translation difference	—	(3,348)	—	—	—	—	—	—	—	—	—	—	(3,348)
Amortization expense	(4,646)	(7,945)	(999)	(4,893)	(12,535)	(214)	(15,217)	(1,020)	(3,146)	(250)	(6,468)	(1,570)	(58,903)

Intangible assets, net December 31, 2013	22,773	104,013	18,834	956	52,870	3,159	93,287	11,985	15,411	1,250	32	12,319	336,889

Intangible assets, net December 31, 2013 (US$)	3,762	17,182	3,111	158	8,733	522	15,410	1,980	2,546	206	5	2,035	55,650

*	Acquired in the acquisitions of SH Guotong, Managed Network Entities, Gehua, Fastweb, Tianwang and Yilong and iJoy (Note 4)

In February 2012, the Company obtained a radio spectrum license from the Hong Kong Telecommunications Authority in exchange for a license fee of HK$150,000. This license allows the Company to use a frequency band of 30 MHz in a 2.3 GHz band in order to provide broadband wireless access services in Hong Kong for a period of 15 years.

In November 2012, the Company obtained a network use right from a third party, in exchange for an upfront fee of RMB20,000. This use right allows the Company to use 10Gb of the fiber optic transmission capacity for a period of 20 years.

Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators. Except for the supplier relationship in the acquisition of Fastweb and virtual private network supplier relationship in the acquisition of Tianwang and Yilong which were valued using a replacement cost method given the relative ease of replacement, the values of supplier relationships were generally derived from the estimated net cash flows that are expected to be generated from the expected renewal of these existing supplier agreements after subtracting the estimated net cash flows from other contributory assets. Trade Names relate to the Chinese trade names of SH Guotong and the Managed Network Entities.

The intangible assets, except for acquired customer relationships in the acquisition of the Managed Network Entities which are amortized using an accelerated method of amortization, are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 1 to 20 years. Amortization expenses were approximately RMB30,104, RMB35,377 and RMB58,903 (US$9,730) for the years ended December 31, 2011, 2012 and 2013, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2014	53,763	8,881
2015	48,827	8,066
2016	40,904	6,757
2017	37,897	6,260
2018	30,403	5,022

	211,794	34,986